Derivative financial instruments - The significant hedge accounting exposures impacted by the IBOR reform (Details) - IBOR reform £ in Millions	Dec. 31, 2022 GBP (£)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 27,878
Nominal amount of hedging instruments directly impacted by IBOR reform	37,137
USD LIBOR
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 26,448
Nominal amount of hedging instruments directly impacted by IBOR reform	35,678
Singapore Swap Offered Rate (SOR)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 124
Nominal amount of hedging instruments directly impacted by IBOR reform	124
Canadian Dollar Offered Rate (CDOR)
Disclosure of risk management strategy related to hedge accounting [line items]
Nominal amount of hedged items directly impacted by IBOR reform	£ 1,306
Nominal amount of hedging instruments directly impacted by IBOR reform	1,335